                                 T. Rowe Price
--------------------------------------------------------------------------------
                                 Annual Report
                              Summit Income Funds
--------------------------------------------------------------------------------
                                October 31, 2000
================================================================================
REPORT HIGHLIGHTS
-----------------
SUMMIT INCOME FUNDS
-------------------
     * Declining intermediate and long-term rates boosted bond results, and rising short-term yields aided money-market funds.
     * Low expenses and attractive market yields helped the Summit Cash Reserves Fund raise its dividend.
     * The Limited-Term Bond Fund posted good returns as it prepared to merge into the Short-Term Bond Fund.
     * Portfolio shifts helped the GNMA Fund post strong returns that exceeded its Lipper group.
     * We are optimistic about the economic environment, but we will continue to be conservative with our portfolios.
================================================================================
UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.
================================================================================
FELLOW SHAREHOLDERS
-------------------
     The bond markets breathed a sigh of relief during the six months ended October 31, 2000, as economic growth cooled and the Federal Reserve ceased raising interest rates. The improved environment boosted the performance of the Summit Limited-Term Bond Fund and the Summit GNMA Fund, while rising money-market rates contributed to the Summit Cash Reserves Fund's solid showing.
================================================================================
MARKET ENVIRONMENT
------------------
     U.S. bond markets have settled down considerably since the last shareholder letter dated April 30. At that time, the Federal Reserve had been raising short-term interest rates since early 1999, and bond investors had been torn between the problem of higher rates and the danger of rising inflation pressures. However, the Fed's last tightening occurred on May 16, when it raised the federal funds rate target 50 basis points to 6.5% (100 basis points equal one percent). The rate increases appeared to have the intended effect: GDP growth slowed to 3.5%, and consumer demand cooled considerably. At the same time, continued improvements in productivity helped to keep inflation at bay.

--------------------------------------------------------------------------------

                Current Coupon          5-Year Treasury         90-Day Treasury
                    GNMA                     Note                     Bill
                --------------          ---------------         ---------------
   10/31/99         7.51                     6.09                     5.13
   11/30/99         7.64                     6.03                     5.28
   12/31/99         7.83                     6.33                     5.33
   01/31/00         8.14                     6.63                     5.59
   02/29/00         8.01                     6.59                     5.81
   03/31/00         7.77                     6.42                     5.88
   04/30/00         8.00                     6.42                     5.78
   05/31/00         8.00                     6.65                     5.92
   06/30/00         7.77                     6.25                     5.84
   07/31/00         7.80                     6.16                     6.20
   08/31/00         7.56                     6.02                     6.31
   09/30/00         7.47                     5.90                     6.21
   10/31/00         7.43                     5.81                     6.38

--------------------------------------------------------------------------------

     Bond investors took advantage of this relatively calm period by picking up their buying programs, which boosted bond prices and correspondingly pushed yields down. After April 30, 2000, for example, five-year Treasury note yields drifted down 61 basis points; current coupon GNMA yields fell off by a comparable 57 basis points. Only money market yields continued to rise, much to the delight of cash investors, who now earn more on 90-day Treasury bills than they could on five-year Treasuries.

     The federal budget surplus continued to increase, leading to a reduction in the size and frequency of Treasury auctions. Together with the Treasury's buyback program, which this year resulted in the government's repurchase of $30 billion worth of long-term issues, the supply of Treasuries has declined noticeably. For that reason, Treasury securities have outperformed most other bonds, as investors scurry to buy the issues they want for their portfolios. The Treasury market as a whole has also behaved quite differently than other bond markets, responding as much or more to supply-and-demand factors as to the economy, inflation, and the Fed.

     As concerns about a slowing in economic growth became more widespread, corporate bonds, especially lower-quality issues, lagged noticeably. Yet mortgage-backed securities, asset-backed securities, and high-quality corporates produced solid results as equity investors in particular turned to the bond market for diversification in a volatile stock market environment.

     Mortgage securities were buffeted by an unexpected development. In March, the Undersecretary of the Treasury, Gary Gensler, questioned whether the government should continue to provide an implicit guarantee on securities issued by the government-sponsored agencies Freddie Mac and Fannie Mae. Initially, Gensler's concerns sent prices down and yields up sharply on the bonds issued by these agencies. GNMA issues, which were not affected, outperformed significantly for much of the period. However, there was a resolution in mid-October when Fannie Mae and Freddie Mac agreed to better disclose their portfolios and the levels of risk within them. This sparked a late rally among these agencies' bonds, but year-to-date, GNMAs have still outperformed by a small amount.

SUMMIT CASH RESERVES FUND
-------------------------

PERFORMANCE COMPARISON
----------------------
Periods Ended 10/31/00          6 Months          12 Months
----------------------          --------          ---------
Cash Reserves Fund                 3.14%              6.02%
Lipper Money Market
   Funds Average                   2.92               5.53

     Compared with equities, cash investments have produced only modest returns for the past several years. Howev er, the choppy equity market environment of 2000 so far is a good example of the way cash can help buffer a portfolio's performance in years when other investments falter. Your fund's 3.14% six-month and 6.02% 12-month results compared favorably with its Lipper peer group benchmark and represented a marked improvement from the previous period. In addition, dividends per share rose, and the seven-day compound dividend yield rose to an attractive 6.46%. These results were bolstered by your fund's low expenses compared with most competitors.

     We were able to stay a step ahead of our competitors by taking advantage of a rising yield environment. While the Fed was raising rates earlier in the year, we kept average maturity short. For example, at the end of April 2000, maturity stood at 46 days versus 51 days for the average money fund. This stance allowed us to reinvest faster in higher-yielding instruments. Once the Fed ceased to raise rates, however, we shifted into securities with slightly longer maturities to lock in their higher yields. On October 31, maturity was 61 days versus 57 for the peer group.

     We also changed the portfolio structure as the Fed backed off its tightening program, so that a large chunk of assets are invested in securities with three- to six-month maturities, rather than among issues with broadly varying maturities. This is often called a "bullet" strategy, and it tends to perform better when rates are flat or declining.

     The portfolio's sector exposures changed from six months ago. For example, fixed-rate securities have become a larger component of the fund because we perceive floating-rate instruments to be relatively expensive, offering unattractive yields. For similar reasons, our holdings in commercial paper increased significantly during the period. The bulk of the increase went to the asset-backed sector, where yields are attractive and credit quality remains extremely high.

SUMMIT LIMITED-TERM BOND
------------------------

PERFORMANCE COMPARISON
----------------------
Periods Ended 10/31/00          6 Months          12 Months
----------------------          --------          ---------
Limited-Term Bond Fund             4.80%              6.31%
Merrill Lynch 1-5 Year
   Corporate and Government
   Bond Index                      4.70               6.29
Lipper Short Intermediate
   Investment-Grade Debt
   Funds Average                   4.34               5.69

     At a special meeting on Wednesday, October 25, 2000, shareholders approved a management proposal to merge the assets of this fund into the T. Rowe Price Short-Term Bond Fund, which has a similar objective and strategy. Therefore, this will be the last report for the Summit Limited-Term Bond Fund. We are pleased to say that the fund finished with an attractive absolute and relative six-month showing of 4.80%. Dividends per share also rose by a penny over the previous six-month period.

     Over the course of the past quarter, we significantly reduced U.S. Treasury and agency obligations, which had excelled in the early months of the year, to make room for better yielding mortgage-backed, asset-backed, and corporate issues. We particularly increased holdings of high-quality mortgage-backed and asset-backed securities, which provided solid returns. Additions in the corporate bond sector were more modest and were chosen carefully, as we have seen an erosion in credit quality as the economy has cooled. As of October 31, the fund had no exposure to high-yield, noninvestment-grade securities, and its average credit quality was AA.

SUMMIT GNMA FUND
----------------

PERFORMANCE COMPARISON
----------------------
Periods Ended 10/31/00          6 Months          12 Months
----------------------          --------          ---------
GNMA Fund                          5.76%              7.16%
Salomon GNMA Index                 6.14               7.94
Lipper GNMA Funds Average          5.52               6.79

     Easing interest rates helped your fund post a 5.76% return for the six months, a significant improvement over the previous half-year period, when the bond market environment was more problematic. Dividends per share were unchanged, and the dividend yield remained relatively high within the peer group, helped by the fund's low expenses. Performance fell somewhat behind the Salomon GNMA Index, mostly because the benchmark includes only GNMA securities. However, the fund surpassed the results for its Lipper peer group average over both the 6- and 12-month periods.

     Buying a mortgage security almost always involves a trade-off between yield and cash-flow stability. The higher the yield on the bond, the greater the risk that falling interest rates could spark a wave of refinancing of the mortgages on which the high-yielding bond is based. During May and June, when interest rates were fairly stable, we focused on issues with relatively high coupons in lieu of those with more stable cash flows. The strategy was beneficial as it brought more income into the portfolio and did not introduce much volatility. As rates started coming down in June, however, we took steps to reduce interest rate sensitivity by purchasing mortgages with lower coupons that would be less likely to refinance as rates rallied. This shift proved fortunate, as it positioned the fund to benefit from the subsequent rally and should benefit future performance if rates continue to fall, as we anticipate.

     We rebuilt our stake in "structured" products N securities whose income distributions and principal payments are structured somewhat differently from a typical mortgage-backed bond. We had limited our holdings of these securities in the previous period because, with interest rates rising and Treasuries rallying, they had become illi-quid. Liquidity has improved, however. Because the rate environment is still somewhat unpredictable, we selected structured products that we felt would react less to rate changes and, therefore, add stability to the portfolio. Total holdings in structured products stood at 12.7% of assets on October 31, up from 10% six months earlier.

     After GNMAs performed so well in the early part of the period, we chose to take a portion of our profits and reinvest in Fannie Mae and Freddie Mac securities. Our position in these holdings rose from 2% of assets to 6% over the six months, giving performance a modest boost in the latter part of the period.

     Finally, we made a small move in anticipation of a legal change we expect will affect our market in the near future. Until recently, the body of workplace retirement laws called ERISA allowed pension funds to buy only a limited selection of mortgage- and asset-backed securities and collateralized mortgage obligations N specifically those with the lowest credit risk. However, on November 13, 2000, the Bond Market Association granted ERISA eligibility to investment-grade structured products. We purchased two such securities with AA ratings that we felt offered attractive yields and appropriate interest rate risk.

OUTLOOK
-------
     Stable inflation and accelerating productivity have bought the Fed time to see if its 1999-to-2000 tightening program will moderate economic growth while maintaining full employment. Fortunately, noninflationary growth appears sustainable: softening labor markets are slowing income growth; weaker income growth is limiting demand; and more moderate demand is cooling production and hiring plans. As a result, third-quarter GDP growth appears headed toward 3.5%, lower than recent quarters.

     For these reasons, we think that further Fed tightening is unlikely for this year, and that bond rates will drift further downward. Still, the environment for fixed-income investing remains unpredictable. Your funds will continue to follow conservative investment strategies and maintain high credit quality as long as uncertainties linger on the horizon.

Respectfully submitted,

/s/

Edward A. Wiese

President
November 24, 2000

================================================================================

T. Rowe Price Summit Income Funds
---------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
KEY STATISTICS
--------------

SUMMIT CASH RESERVES FUND                               4/30/00       10/31/00
-------------------------                               -------       --------
Price Per Share                                        $  1.00        $  1.00
--------------------------------------------------------------------------------
Dividends Per Share
   For 6 months                                           0.028          0.031
   -----------------------------------------------------------------------------
   For 12 months                                          0.051          0.059
--------------------------------------------------------------------------------
Dividend Yield (7-Day Compound)*                          5.89%          6.46%
--------------------------------------------------------------------------------
Weighted Average Maturity (days)                           46             61
--------------------------------------------------------------------------------
Weighted Average Quality**                            First Tier     First Tier
--------------------------------------------------------------------------------

SUMMIT LIMITED-TERM BOND FUND
-----------------------------
Price Per Share                                        $  4.41        $  4.48
--------------------------------------------------------------------------------
Dividends Per Share
   For 6 months                                           0.13           0.14
   -----------------------------------------------------------------------------
   For 12 months                                          0.26           0.27
--------------------------------------------------------------------------------
30-Day Dividend Yield *                                   6.20%          6.20%
--------------------------------------------------------------------------------
30-Day Standardized Yield to Maturity                     6.66           6.52
--------------------------------------------------------------------------------
Weighted Average Maturity (years)                         3.4            2.7
--------------------------------------------------------------------------------
Weighted Average Effective Duration (years)               2.7            2.2
--------------------------------------------------------------------------------
Weighted Average Quality ***                               AA             AA

SUMMIT GNMA FUND
----------------
Price Per Share                                          $9.20          $9.41
--------------------------------------------------------------------------------
Dividends Per Share
   For 6 months                                           0.31           0.31
   -----------------------------------------------------------------------------
   For 12 months                                          0.62           0.62
   -----------------------------------------------------------------------------
30-Day Dividend Yield *                                   6.74%          6.63%
--------------------------------------------------------------------------------
30-Day Standardized Yield to Maturity                     6.67           6.69
--------------------------------------------------------------------------------
Weighted Average Maturity (years)                         8.7            8.1
--------------------------------------------------------------------------------
Weighted Average Effective Duration (years)               4.7            4.3
--------------------------------------------------------------------------------
Weighted Average Quality ***                              AAA            AAA
--------------------------------------------------------------------------------

* Dividends earned for the last 30 days of each period indicated (7 days for the money fund) are annualized and divided by the fund's net asset value per share at the end of the period.
** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.
***  Based on T. Rowe Price research.
================================================================================

SECTOR DIVERSIFICATION
----------------------
                                                      Percent of     Percent of
                                                      Net Assets     Net Assets
                                                       4/30/00        10/31/00
                                                      ----------     ----------
SUMMIT CASH RESERVES FUND
-------------------------
U.S. Negotiable Bank Notes                                4%             -
--------------------------------------------------------------------------------
Certificates of Deposit                                  33             25%
--------------------------------------------------------------------------------
   Domestic Negotiable CDs                                6              2
   -----------------------------------------------------------------------------
   Eurodollar Negotiable CDs                              5             10
   -----------------------------------------------------------------------------
   U.S. Dollar Denominated Foreign Negotiable CDs        22             13
   -----------------------------------------------------------------------------

Commercial Paper and Medium-Term Notes                   61             75
--------------------------------------------------------------------------------
   Asset-Backed                                          21             33
   -----------------------------------------------------------------------------
   Banking                                               12             18
   -----------------------------------------------------------------------------
   Insurance                                              4              2
   -----------------------------------------------------------------------------
   Metals and Mining                                      -              3
   -----------------------------------------------------------------------------
   Finance and Credit                                     5              2
   -----------------------------------------------------------------------------
   All Other                                             19             17
   -----------------------------------------------------------------------------
Funding Agreements                                        1              2
--------------------------------------------------------------------------------
Other Assets Less Liabilities                             1             -2
--------------------------------------------------------------------------------
TOTAL                                                   100%           100%

Fixed-Rate Obligations                                   78             88
--------------------------------------------------------------------------------
Floating-Rate Instruments                                22             12
--------------------------------------------------------------------------------

SUMMIT LIMITED-TERM BOND FUND
-----------------------------
Corporate Bonds and Notes                                41%            43%
--------------------------------------------------------------------------------
   Banking and Finance                                   10             14
   -----------------------------------------------------------------------------
   Consumer Products and Services                         8              9
   -----------------------------------------------------------------------------
   Industrial                                             7              7
   -----------------------------------------------------------------------------
   Utilities                                              7              5
   -----------------------------------------------------------------------------
   Media and Communications                               3              5
   -----------------------------------------------------------------------------
   Transportation                                         4              2
   -----------------------------------------------------------------------------
   All Other                                              2              1
   -----------------------------------------------------------------------------
Asset-Backed Securities                                  14             18
--------------------------------------------------------------------------------
Mortgage-Backed Securities                               23             27
--------------------------------------------------------------------------------
U.S. Government Obligations                              20              3
--------------------------------------------------------------------------------
   U.S. Treasuries                                       12              3
   -----------------------------------------------------------------------------
   Government Agency Obligations                          8              0
   -----------------------------------------------------------------------------
Money Market Funds *                                      1              8
--------------------------------------------------------------------------------
Other Assets Less Liabilities                             1              1
--------------------------------------------------------------------------------
TOTAL                                                   100%           100%

SUMMIT GNMA FUND
----------------
GNMA                                                     97%            91%
--------------------------------------------------------------------------------
U.S. Government Agencies                                  2              7
--------------------------------------------------------------------------------
Agency-Backed STRIPS                                      1              1
--------------------------------------------------------------------------------
Asset-Backed Securities                                   -              2
--------------------------------------------------------------------------------
Money Market Funds *                                      2              5
--------------------------------------------------------------------------------
Other Assets Less Liabilities                            -2             -6
--------------------------------------------------------------------------------
TOTAL                                                   100%           100%

*    See note at end of financial statements.
================================================================================
T. Rowe Price Summit Income Funds
---------------------------------
PERFORMANCE COMPARISON
----------------------

     These charts show the value of a hypothetical $25,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

--------------------------------------------------------------------------------
SUMMIT CASH RESERVES FUND
-------------------------

             Lipper Money Market     Summit Cash
Date         Funds Average           Reserves Fund
----         -------------------     -------------

10/29/1993    25,000                  25,000
10/94         25,824                  25,901
10/95         27,205                  27,372
10/96         28,549                  28,803
10/97         29,970                  30,337
10/98         31,487                  31,961
10/99         32,918                  33,518
10/00         34,791                  35,535

SUMMIT LIMITED-TERM BOND FUND
-----------------------------

             Merrill Lynch 1-5       Lipper Short Intermediate
             Year Corporate and      Investment-Grade Debt       Summit Limited-
Date         Government Bond Index   Funds Average               Term Bond Fund
----         ---------------------   -------------------------   ---------------
10/29/1993    25,000                  25,000                      25,000
10/94         24,987                  24,501                      24,822
10/95         27,606                  27,122                      26,649
10/96         29,240                  28,625                      28,109
10/97         31,266                  30,543                      30,002
10/98         33,905                  32,660                      32,393
10/99         34,665                  33,180                      32,735
10/00         36,845                  35,110                      34,803

SUMMIT GNMA FUND
----------------

              Salomon GNMA            Lipper GNMA                 Summit GNMA
Date          Index                   Funds Average               Fund
----          ------------            -------------               -----------
10/29/1993    25,000                  25,000                      25,000
10/94         24,648                  24,267                      24,583
10/95         28,322                  27,739                      28,375
10/96         30,357                  29,350                      29,928
10/97         33,103                  31,872                      32,673
10/98         35,457                  34,065                      34,991
10/99         36,589                  34,632                      35,479
10/00         39,494                  37,024                      38,021

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------
     This table shows how each fund would have performed each year if its actual (or cumulative)returns for the periods shown had been earned at a constant rate.

                                                             Since    Inception
Periods Ended 10/31/00        1 Year   3 Years   5 Years   Inception     Date
----------------------        ------   -------   -------   ---------  ---------
Summit Cash Reserves Fund      6.02%    5.41%     5.36%     5.15%      10/29/93
Summit Limited-
   Term Bond Fund              6.31     5.07      5.48      4.83       10/29/93
Summit GNMA Fund               7.16     5.18      6.03      6.17       10/29/93

     Investment return represents past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase, as their principal value will fluctuate. Investments in the money fund are not insured or guaranteed by the FDIC or any other government agency. Although it seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
================================================================================

T. Rowe Price Summit Cash Reserves Fund
---------------------------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------
                                Year
                                Ended
                                10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
                                --------  --------  --------  --------  --------
NET ASSET VALUE
Beginning of period             $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
Investment activities
  Net investment income (loss)    0.059     0.048     0.052     0.052     0.051
Distributions
--------------------------------------------------------------------------------
  Net investment income          (0.059)   (0.048)   (0.052)   (0.052)   (0.051)
--------------------------------------------------------------------------------
NET ASSET VALUE
End of period                   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
--------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------
Total return*                     6.02%     4.87%     5.35%     5.33%     5.23%
--------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                0.45%     0.45%     0.45%     0.45%     0.45%
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                        5.85%     4.78%     5.24%     5.18%     5.09%
--------------------------------------------------------------------------------
Net assets, end of period
(in millions)                   $ 2,544   $ 2,441   $ 1,885   $ 1,303     $ 742
--------------------------------------------------------------------------------

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Summit Limited-Term Bond Fund
-------------------------------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------
                                Year
                                Ended
                                10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
                                --------  --------  --------  --------  --------
NET ASSET VALUE
Beginning of period             $ 4.48    $ 4.69    $ 4.61    $ 4.60    $ 4.65
                               -------------------------------------------------
Investment activities
  Net investment income (loss)    0.27      0.26      0.28      0.29      0.30
  Net realized and
  unrealized gain (loss)          -        (0.21)     0.08      0.01     (0.05)
                               -------------------------------------------------
  Total from
  investment activities           0.27      0.05      0.36      0.30      0.25
                               -------------------------------------------------
Distributions
  Net investment income          (0.25)    (0.26)    (0.28)    (0.28)    (0.29)
  Tax return of capital          (0.02)     -         -        (0.01)    (0.01)
                               -------------------------------------------------
  Total distributions            (0.27)    (0.26)    (0.28)    (0.29)    (0.30)
                               -------------------------------------------------
NET ASSET VALUE
End of period                   $ 4.48    $ 4.48    $ 4.69    $ 4.61    $ 4.60
                               -------------------------------------------------
Ratios/Supplemental Data
------------------------
Total return*                     6.31%     1.06%     7.97%     6.73%     5.48%
--------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                0.55%     0.55%     0.55%     0.55%     0.55%
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                        6.12%     5.65%     5.96%     6.28%     6.43%
--------------------------------------------------------------------------------
Portfolio turnover rate          66.9%     42.2%     52.0%     74.5%    116.1%
--------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $ 35,381  $ 52,992  $ 40,904  $ 29,620 $ 25,984
--------------------------------------------------------------------------------

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Summit GNMA Fund
------------------------------
FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------
                                Year
                                Ended
                                10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
                                --------  --------  --------  --------  --------
NET ASSET VALUE
Beginning of period             $ 9.39    $ 9.87    $ 9.83    $ 9.65    $ 9.81
                               -------------------------------------------------
Investment activities
  Net investment income (loss)    0.62      0.61      0.64      0.67      0.67
  Net realized and
  unrealized gain (loss)          0.02     (0.48)     0.04      0.18     (0.16)
                               -------------------------------------------------
  Total from
  investment activities           0.64      0.13      0.68      0.85      0.51
                               -------------------------------------------------
Distributions
  Net investment income          (0.62)    (0.61)    (0.64)    (0.64)    (0.62)
  Tax return of capital           -         -         -        (0.03)    (0.05)
                               -------------------------------------------------
  Total distributions            (0.62)    (0.61)    (0.64)    (0.67)    (0.67)
                               -------------------------------------------------
NET ASSET VALUE
End of period                   $ 9.41    $ 9.39    $ 9.87    $ 9.83    $ 9.65
                               -------------------------------------------------
Ratios/Supplemental Data
------------------------
Total return*                     7.16%     1.39%     7.10%     9.17%     5.47%
--------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                0.60%     0.60%     0.60%     0.60%     0.60%
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                        6.71%     6.41%     6.47%     6.91%     6.99%
--------------------------------------------------------------------------------
Portfolio turnover rate          72.7%     89.9%     83.8%    111.8%    136.1%
--------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $ 62,885    63,843  $ 46,571  $ 29,530 $ 24,718
--------------------------------------------------------------------------------

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Summit Cash Reserves Fund
---------------------------------------
In thousands                                                   October 31, 2000

STATEMENT OF NET ASSETS                                      Par      Value
-----------------------                                   --------   --------
CERTIFICATES OF DEPOSIT  25.0%
Abbey National Treasury Services (London)
      6.61%, 12/27/00                                    $ 47,000  $ 47,000
      --------------------------------------------------------------------------
      7.33%, 5/16/01                                       22,000    22,001
--------------------------------------------------------------------------------
Allfirst Bank, VR, 6.61%, 11/10/00                          5,000     5,000
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, 6.68%, 1/22/01            25,000    24,999
--------------------------------------------------------------------------------
Bank Austria, 6.185%, 12/1/00                              20,000    19,999
--------------------------------------------------------------------------------
Bank of Nova Scotia, 6.22%, 12/4/00                        10,000     9,999
--------------------------------------------------------------------------------
Banque Nationale de Paris, 6.50%, 11/14/00                 10,500    10,475
--------------------------------------------------------------------------------
Banque Paribas, 6.75%, 3/19/01                             10,000     9,998
--------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (London)
      6.58%, 12/29/00                                      50,000    50,000
--------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank (London)
      6.70%, 1/8/01                                        25,000    25,000
--------------------------------------------------------------------------------
Credit Agricole Indosuez (London)
      6.67%, 3/15/01                                       45,000    45,003
      --------------------------------------------------------------------------
   VR, 6.61%, 11/8/00                                      10,000    10,000
--------------------------------------------------------------------------------
Deutsche Bank, 6.19%, 12/1/00                              10,000    10,000
--------------------------------------------------------------------------------
Halifax, 6.66%, 4/10/01                                     7,000     7,000
--------------------------------------------------------------------------------
Key Bank North America, VR, 6.924%, 1/16/01                10,000    10,006
--------------------------------------------------------------------------------
Landesbank Baden-Wuettemburg, 6.60%, 11/27/00              56,385    56,386
--------------------------------------------------------------------------------
Lloyds Bank, 6.66%, 3/19/01                                 8,000     8,000
--------------------------------------------------------------------------------
Mercantile Safe Deposit & Trust, 7.15%, 6/19/01            15,000    15,000
--------------------------------------------------------------------------------
Natexis Banque, 7.45%, 5/22/01                             40,000    40,000
--------------------------------------------------------------------------------
National Bank of Canada, 6.68%, 4/6/01                     34,000    34,001
--------------------------------------------------------------------------------
National Westminster Bank, 6.65%, 4/10/01                   7,540     7,540
--------------------------------------------------------------------------------

Norddeutsche Landesbank
      6.23%, 12/4/00                                       25,000    24,999
      --------------------------------------------------------------------------
      7.30%, 5/11/01                                       10,000    10,000
      --------------------------------------------------------------------------
      7.42%, 6/4/01                                        25,000    25,000
      --------------------------------------------------------------------------
Societe Generale
      6.235%, 12/4/00                                      10,000     9,999
      --------------------------------------------------------------------------
   VR, 6.57%, 11/16/00                                      7,500     7,500
--------------------------------------------------------------------------------
Union Bank of California, VR, 6.619%, 11/1/00              15,000    15,000
--------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale (London)
      6.75%, 2/12/01                                       50,000    50,000
--------------------------------------------------------------------------------
Westpac Banking, 6.65%, 3/5/01                             25,000    25,001
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost  $634,906)                      634,906
                                                                 -----------
COMMERCIAL PAPER  61.7%
Alcoa, 4(2), 6.52%, 11/16/00                             $ 50,000  $ 49,864
--------------------------------------------------------------------------------
Alpine Securitization, 4(2)
      6.50%, 11/30/00                                      16,505    16,419
      --------------------------------------------------------------------------
      6.51%, 11/17/00                                      20,000    19,942
--------------------------------------------------------------------------------
AON, 6.54%, 11/17/00                                       12,352    12,316
--------------------------------------------------------------------------------
Asset Portfolio Funding, 4(2), 6.51%, 11/13/00             26,000    25,944
--------------------------------------------------------------------------------
Asset Securitization Cooperative, 4(2)
      6.50%, 11/7/00                                       11,000    10,988
      --------------------------------------------------------------------------
      6.53%, 1/25/01                                        7,000     6,892
      --------------------------------------------------------------------------
      6.55%, 1/18/01                                       50,000    49,291
--------------------------------------------------------------------------------
AT&T, VR, 4(2), 6.819%, 1/16/01                            10,000    10,000
--------------------------------------------------------------------------------
BASF Aktiengesellschaft, 4(2)
      6.50%, 1/23/01                                       40,000    39,401
      --------------------------------------------------------------------------
      6.52%, 2/12/01                                       10,000     9,813
--------------------------------------------------------------------------------
Beta Finance, 4(2)
      6.50%, 11/16/00                                       2,500     2,493
      --------------------------------------------------------------------------
      6.52%, 2/15-2/22/01                                  30,000    29,408
--------------------------------------------------------------------------------

CBA (Delaware) Finance
      6.505%, 2/22/01                                      50,000    48,979
      --------------------------------------------------------------------------
      6.54%, 1/16/01                                        2,100     2,071
      --------------------------------------------------------------------------
      6.60%, 12/27/00                                       8,000     7,918
--------------------------------------------------------------------------------
CC (USA), 6.52%, 2/22/01                                   32,000    31,345
--------------------------------------------------------------------------------
CDC Commercial Paper Corp., 4(2), 6.50%, 11/29/00           1,100     1,094
--------------------------------------------------------------------------------
Ciesco, 4(2), 6.50%, 11/1/00 - 2/9/01                      62,780    61,919
--------------------------------------------------------------------------------
Citicorp, 6.50%, 11/22/00                                  20,000    19,924
--------------------------------------------------------------------------------
Coca Cola, 4(2), 6.50%, 11/30/00                           10,000     9,948
--------------------------------------------------------------------------------
Corporate Asset Funding, 4(2)
      6.50%, 11/2 - 11/14/00                               82,740    82,628
      --------------------------------------------------------------------------
      6.53%, 1/16/01                                       15,000    14,793
--------------------------------------------------------------------------------
Corporate Receivables Corp., 4(2)
      6.50%, 2/7 - 2/8/01                                  69,000    67,774
      --------------------------------------------------------------------------
      6.53%, 1/30/01                                       25,000    24,592
--------------------------------------------------------------------------------
DaimlerChrysler Holdings, 4(2), 6.51%, 12/15/00            17,508    17,369
--------------------------------------------------------------------------------
Delaware Funding, 4(2), 6.50%, 11/2 - 11/20/00             35,737    35,661
--------------------------------------------------------------------------------
Den Danske, 6.625%, 12/28/00                                8,000     7,916
--------------------------------------------------------------------------------
Deutsche Bank Financial, 6.59%, 3/12/01                     8,000     7,808
--------------------------------------------------------------------------------
Discover Card Master Trust, 4(2)
      6.55%, 12/15/00                                     $ 6,149   $ 6,100
      --------------------------------------------------------------------------
      (144a), 6.55%, 12/7/00                               10,000     9,934
--------------------------------------------------------------------------------
Dorada, 4(2), 6.60%, 1/12/01                               13,000    12,828
--------------------------------------------------------------------------------
Dover, VR, 4(2), 6.70%, 11/28/00                           16,000    16,000
--------------------------------------------------------------------------------
Enterprise Funding, 4(2)
      6.53%, 1/26 - 1/31/01                                 6,347     6,246
      --------------------------------------------------------------------------
      6.55%, 1/17/01                                          878       866
--------------------------------------------------------------------------------
Falcon Asset Securitization, 4(2),
      6.50%, 11/2 - 12/4/00                                62,880    62,750
--------------------------------------------------------------------------------
GE Capital, 6.52%, 1/17 - 1/22/01                           9,693     9,555
--------------------------------------------------------------------------------

Golden Funding, 4(2)
      6.51%, 11/20/00                                      12,300    12,258
      --------------------------------------------------------------------------
      6.53%, 11/20/00                                       9,927     9,893
      --------------------------------------------------------------------------
      6.57%, 1/30/01                                        3,498     3,440
--------------------------------------------------------------------------------
Greenwich Funding, 4(2)
      6.50%, 11/15/00                                       4,000     3,990
      --------------------------------------------------------------------------
      6.53%, 1/26/01                                        5,000     4,922
--------------------------------------------------------------------------------
Honeywell International, 6.55%, 12/4/00                     3,500     3,479
--------------------------------------------------------------------------------
Island Finance Puerto Rico
      6.50%, 11/13-12/6/00                                 22,075    21,990
      --------------------------------------------------------------------------
      6.52%, 1/24/01                                       10,000     9,848
--------------------------------------------------------------------------------
KFW International, 6.50%, 2/8/01                           12,325    12,105
--------------------------------------------------------------------------------
Kitty Hawk Funding, 4(2), 6.50%, 11/13-11/15/00            27,000    26,939
--------------------------------------------------------------------------------
Lloyds Bank, 6.60%, 12/6/00                                 8,500     8,445
--------------------------------------------------------------------------------
Market Street Funding, 6.55%, 1/16/01                       8,000     7,889
--------------------------------------------------------------------------------
Massmutual Funding, 4(2), 6.53%, 1/25/01                   19,000    18,707
--------------------------------------------------------------------------------
MBNA Master Credit Card Trust II, 4(2), 6.53%, 11/2/00     20,000    19,996
--------------------------------------------------------------------------------
Merita North America, 6.50%, 1/22/01                       13,000    12,808
--------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance,
      6.38%, 6/11/01                                        4,000     3,843
--------------------------------------------------------------------------------
Nationwide Life Insurance, 4(2), 6.49%, 11/21/00            3,000     2,989
--------------------------------------------------------------------------------
Park Avenue Receivables, 4(2)
      6.50%, 11/13/00                                       5,000     4,989
      --------------------------------------------------------------------------
      6.51%, 11/16 - 11/20/00                              45,000    44,856
--------------------------------------------------------------------------------
Preferred Receivables Funding, 4(2)
      6.50%, 11/14 - 11/27/00                              58,871    58,669
--------------------------------------------------------------------------------
Principal Financial Services, 4(2), 6.50%, 11/7/00         22,080    22,056
--------------------------------------------------------------------------------
Repeat Offering Securitization, 4(2), 6.55%, 1/23/01       48,384    47,653
--------------------------------------------------------------------------------

Rio Tinto (Commercial Paper) Ltd., 4(2)
      6.50%, 11/9 - 11/21/00                              $ 9,317   $ 9,299
      --------------------------------------------------------------------------
      6.51%, 11/1/00                                       14,119    14,119
--------------------------------------------------------------------------------
San Paolo IMI U.S. Financial
      6.52%, 1/26/01                                       40,000    39,377
      --------------------------------------------------------------------------
      6.64%, 12/5/00                                        8,500     8,447
--------------------------------------------------------------------------------
Sand Dollar Funding, 4(2), 6.56%, 1/19/01                  25,000    24,640
--------------------------------------------------------------------------------
Santander Finance (Delaware), 6.625%, 12/27/00              8,000     7,918
--------------------------------------------------------------------------------
Stanford Univ., 6.50%, 2/16 - 2/20/01                      34,000    33,330
--------------------------------------------------------------------------------
Sysco, 4(2)
      6.50%, 11/9/00                                        4,463     4,456
      --------------------------------------------------------------------------
      6.51%, 11/9/00                                       50,000    49,928
--------------------------------------------------------------------------------
Tasmanian Public Finance, 4(2), 6.50%, 11/3/00             30,000    29,989
--------------------------------------------------------------------------------
Three Rivers Funding, 4(2), 6.51%, 11/2/00                 12,000    11,998
--------------------------------------------------------------------------------
Toronto-Dominion Holdings (USA)
      6.60%, 12/6/00 - 3/12/01                             16,500    16,253
--------------------------------------------------------------------------------
Tulip Funding, 4(2)
      6.50%, 11/13/00                                       6,670     6,656
      --------------------------------------------------------------------------
      6.51%, 12/7/00                                        9,304     9,243
      --------------------------------------------------------------------------
      6.53%, 11/28-11/30/00                                20,477    20,375
--------------------------------------------------------------------------------
Unilever Capital, (144a), 4(2), 6.683%, 12/7/00 +          15,000    15,000
--------------------------------------------------------------------------------
Variable Funding Capital, 4(2), 6.50%, 11/10/00            20,000    19,968
--------------------------------------------------------------------------------
Verizon Network Funding, 6.56%, 11/20/00                   30,000    30,000
--------------------------------------------------------------------------------
Woolwich Building Society, 6.67%, 12/8/00                   8,500     8,442
--------------------------------------------------------------------------------
Total Commercial Paper (Cost  $1,569,991)                         1,569,991
                                                                 -----------

MEDIUM-TERM NOTES  12.9%
AT&T Capital, VR, 7.503%, 12/1/00                          30,000    30,016
--------------------------------------------------------------------------------
Banc One, VR, 6.795%, 12/26/00                             14,500    14,508
--------------------------------------------------------------------------------
Bank of Scotland Treasury Services, VR, 6.77%, 1/19/01     30,000    29,999
--------------------------------------------------------------------------------
Bank One, VR, 6.869%, 1/16/01                               8,500     8,502
--------------------------------------------------------------------------------
Bankboston, VR, 6.945%, 11/24/00                           35,000    35,035
--------------------------------------------------------------------------------
Beta Finance
      (144a), 6.52%, 11/20/00                               5,000     4,983
      --------------------------------------------------------------------------
      6.75%, 3/15/01                                        5,000     5,000
--------------------------------------------------------------------------------
Caterpillar Financial Services
      5.83%, 12/15/00                                         750       749
      --------------------------------------------------------------------------
      5.88%, 12/13/00                                       1,500     1,500
--------------------------------------------------------------------------------
CIT Group, VR, 6.604%, 12/6/00                            $ 7,000  $  6,998
--------------------------------------------------------------------------------
Diageo Capital, 6.24%, 12/4/00                             10,000     9,999
--------------------------------------------------------------------------------
First Security Auto Owner Trust, 6.773%, 7/16/01            4,302     4,302
--------------------------------------------------------------------------------
Ford Capital BV, 10.125%, 11/15/00                          6,150     6,158
--------------------------------------------------------------------------------
General Motors Acceptance Corporation, VR,
      6.979%, 7/30/01                                      15,000    15,024
--------------------------------------------------------------------------------
Goldman Sachs Group
      (144a), 6.20%, 12/15/00                               1,200     1,200
      --------------------------------------------------------------------------
      VR, 6.62%, 11/20/00                                  10,000    10,000
--------------------------------------------------------------------------------
Household Finance
      6.45%, 3/15/01                                          895       892
      --------------------------------------------------------------------------
      VR, 6.82%, 11/6/00                                   11,000    11,003
--------------------------------------------------------------------------------
Hydro Quebec, 9.23%, 12/4/00                                1,500     1,504
--------------------------------------------------------------------------------
Merrill Lynch, VR, 6.824%, 11/7/00                          8,600     8,604
--------------------------------------------------------------------------------
Northern Rock, VR, (144a), 6.62%, 4/20/01                  20,000    20,000
--------------------------------------------------------------------------------
R.R. Donnelley & Sons, 9.125%, 12/1/00                      4,040     4,049
--------------------------------------------------------------------------------
Rabobank Optional Redemption Trust
      VR, 6.618%, 11/17/00                                  1,490     1,490
--------------------------------------------------------------------------------

Sigma Finance, (144a)
      VR, 6.61%, 11/15/00 +                                20,000    19,998
      --------------------------------------------------------------------------
      6.75%, 3/15/01                                       18,000    18,000
--------------------------------------------------------------------------------
Strategic Money Market Trust, VR, (144a)
      6.64%, 11/13/00 +                                    10,000    10,000
      --------------------------------------------------------------------------
      6.66%, 12/13/00 +                                    20,000    20,000
--------------------------------------------------------------------------------
Toyota Motor Credit, 6.722%, 1/12/01                       25,000    24,996
--------------------------------------------------------------------------------
World Omni Auto Receivables Trust, 6.694%, 8/15/01          4,608     4,608
--------------------------------------------------------------------------------
Total Medium-Term Notes (Cost  $329,117)                            329,117
                                                                 -----------
FUNDING AGREEMENTS  2.2%
Allstate Life Insurance, VR, 6.772%, 11/1/00 +             10,000    10,000
--------------------------------------------------------------------------------
Peoples Benefit Life Insurance, VR
      6.76%, 11/1/00 +                                     20,000    20,000
      --------------------------------------------------------------------------
      6.77%, 11/1/00 +                                     10,000    10,000
--------------------------------------------------------------------------------
Protective Life Insurance, VR, 6.83%, 12/1/00 +             5,000     5,000
--------------------------------------------------------------------------------
Security Life of Denver, 6.67%, 11/30/00 +                 10,000    10,000
--------------------------------------------------------------------------------
Total Funding Agreements (Cost  $55,000)                             55,000
                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES
101.8% of Net Assets (Cost $2,589,014)                          $ 2,589,014

Other Assets Less Liabilities                                       (44,605)
                                                                 -----------
NET ASSETS                                                      $ 2,544,409
-----------                                                      -----------
NET ASSETS CONSIST OF:
Accumulated net realized gain/loss - net of distributions             $ (20)
Paid-in-capital applicable to 2,544,429,400 shares
of $0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                2,544,429
                                                                 -----------
NET ASSETS                                                      $ 2,544,409
-----------                                                      -----------
NET ASSET VALUE PER SHARE                                            $ 1.00
                                                                 -----------

+    Private Placement
VR   Variable Rate
4(2) Commercial Paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 4.7% of net assets.

  The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Summit Limited-Term Bond Fund
-------------------------------------------                    October 31, 2000
STATEMENT OF NET ASSETS
-----------------------                                     Par/Shares     Value
                                                                  In thousands

CORPORATE BONDS AND NOTES  42.8%
Banking and Finance  13.7%
ABN AMRO Bank (Chicago), N.V.
     Sr. Sub. Notes, 7.25%, 5/31/05                            $   340 $    340
--------------------------------------------------------------------------------
AIG Sunamerica Global Financing
     Sr. Notes, (144a), 7.40%, 5/5/03                              450      457
--------------------------------------------------------------------------------
Banco Generale, Sr. Notes, (144a), 7.70%, 8/1/02                   250      243
--------------------------------------------------------------------------------
CIT Group, Sr. Notes, 5.50%, 2/15/04                               450      422
--------------------------------------------------------------------------------
First USA Bank, Sr. Notes, 7.00%, 8/20/01                           65       65
--------------------------------------------------------------------------------
General Electric Capital, MTN, 7.50%, 5/15/05                      250      257
--------------------------------------------------------------------------------
Heller Financial, Sr. Notes, 7.50%, 8/23/02                        300      300
--------------------------------------------------------------------------------
HSBC Finance Nederland
     Sr. Sub. Notes, (144a), 7.40%, 4/15/03                        160      161
--------------------------------------------------------------------------------
Kansallis-Osake-Pankki (New York)
     Sr. Notes, 10.00%, 5/1/02                                     325      337
--------------------------------------------------------------------------------
Marsh & McLennan, Sr. Notes, 6.625%, 6/15/04                       450      443
--------------------------------------------------------------------------------
MBNA, Sub. Notes, 7.25%, 9/15/02                                   165      164
--------------------------------------------------------------------------------
Merrill Lynch, Sr. Notes, 7.00%, 3/15/06                           225      223
--------------------------------------------------------------------------------
Morgan Guaranty Trust, Sr. Sub. Notes, 7.375%, 2/1/02              115      115
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Sr. Notes, 7.75%, 6/15/05              400      408
--------------------------------------------------------------------------------
Potomac Capital Investment, MTN, (144a), 7.55%, 11/19/01           225      225
--------------------------------------------------------------------------------
Provident Bank, Sr. Sub. Notes, 7.125%, 3/15/03                    225      221
--------------------------------------------------------------------------------
Salomon Smith Barney, Sr. Notes, 7.30%, 5/15/02                    300      301
--------------------------------------------------------------------------------
Union Planters, Sr. Sub. Notes, 6.25%, 11/1/03                     160      152
--------------------------------------------------------------------------------
                                                                          4,834
--------------------------------------------------------------------------------

Consumer Products and Services  8.5%
Beckman Instruments, Sr. Notes, 7.10%, 3/4/03                      315      307
--------------------------------------------------------------------------------
Federated Department Stores, Sr. Notes, 8.125%, 10/15/02           250      250
--------------------------------------------------------------------------------
GATX Capital, Sr. Notes, 6.875%, 11/1/04                           225      216
--------------------------------------------------------------------------------
Grand Metropolitan Investment
     Sr. Notes, Zero Coupon, 1/6/04                                675      542
--------------------------------------------------------------------------------
Hewlett Packard, Sr. Notes, 7.15%, 6/15/05                         450      451
--------------------------------------------------------------------------------
Nabisco, Sr. Notes, 6.125%, 2/1/33                                 260      249
--------------------------------------------------------------------------------
Sony, Sr. Notes, 6.125%, 3/4/03                                    375      370
--------------------------------------------------------------------------------
Viacom, Sr. Notes, 6.75%, 1/15/03                              $   190 $    189
--------------------------------------------------------------------------------
Wal-Mart Stores, Sr. Notes, 6.55%, 8/10/04                         425      422
--------------------------------------------------------------------------------
                                                                          2,996
--------------------------------------------------------------------------------
Energy  1.1%
PDV America, Sr. Notes, 7.875%, 8/1/03                             205      198
--------------------------------------------------------------------------------
YPF Sociedad Anonima, Sr. Notes, 7.25%, 3/15/03                    190      184
--------------------------------------------------------------------------------
                                                                            382
--------------------------------------------------------------------------------
Industrials  7.0%
Caterpillar Financial Services, Sr. Notes, 6.875%, 8/1/04          250      246
--------------------------------------------------------------------------------
DaimlerChrysler, Sr. Notes, 7.125%, 3/1/02                         250      250
--------------------------------------------------------------------------------
Eaton Offshore, Sr. Notes, 9.00%, 2/15/01                          330      332
--------------------------------------------------------------------------------
Ford Motor Credit, Sr. Notes, 7.50%, 3/15/05                       225      226
--------------------------------------------------------------------------------
Hertz, Sr. Notes, 8.25%, 6/1/05                                    400      409
--------------------------------------------------------------------------------
Parker-Hannifin, MTN, 5.65%, 9/15/03                               250      241
--------------------------------------------------------------------------------
Toyota Motor Credit, Sr. Notes, 5.625%, 11/13/03                   250      242
--------------------------------------------------------------------------------
United Technologies, Sr. Notes, 6.625%, 11/15/04                   250      247
--------------------------------------------------------------------------------
Waste Management, Sr. Notes,  6.625%, 7/15/02                      310      300
--------------------------------------------------------------------------------
                                                                          2,493
--------------------------------------------------------------------------------

Media and Communications  3.8%
360 Communications, Sr. Notes, 7.125%, 3/1/03                      250      250
--------------------------------------------------------------------------------
KPN, Sr. Notes, (144a), 7.50%, 10/1/05+                            120      119
--------------------------------------------------------------------------------
Sprint Capital, Sr. Notes, 5.70%, 11/15/03                         340      326
--------------------------------------------------------------------------------
U.S. West Capital Funding, Sr. Notes, 6.875%, 8/15/01              250      249
--------------------------------------------------------------------------------
Vodafone Group, Sr. Notes, (144a), 7.625%, 2/15/05                 390      396
--------------------------------------------------------------------------------
                                                                          1,340
--------------------------------------------------------------------------------
Telephone  1.1%
Deutsche Telekom International Finance
     Sr. Notes, 7.75%, 6/15/05                                     400      408
--------------------------------------------------------------------------------
                                                                            408
--------------------------------------------------------------------------------
Transportation  2.2%
Amerco, Sr. Notes, 8.80%, 2/4/05                                   250      240
--------------------------------------------------------------------------------
ERAC USA Finance, Sr. Notes, (144a), 6.375%, 5/15/03               175      170
--------------------------------------------------------------------------------
Norfolk Southern, Sr. Notes
          6.95%, 5/1/02                                            250      249
--------------------------------------------------------------------------------
          7.875%, 2/15/04                                          125      127
--------------------------------------------------------------------------------
                                                                            786
--------------------------------------------------------------------------------
Utilities  5.4%
CE Electric UK Funding, Sr. Notes, (144a), 6.853%, 12/30/04 +  $   270 $    265
--------------------------------------------------------------------------------
National Rural Utilities, 5.00%, 10/1/02                           450      438
--------------------------------------------------------------------------------
Niagara Mohawk Power, Sr. Disc. Notes, 7.375%, 7/1/03              253      254
--------------------------------------------------------------------------------
Pacific Gas & Electric, 1st Mtg. Bonds, 8.75%, 1/1/01              215      215
--------------------------------------------------------------------------------
Public Service Electric & Gas, 1st Mtg. Bonds, 8.875%, 6/1/03      240      244
--------------------------------------------------------------------------------
Utilicorp United, Sr. Notes, 7.00%, 7/15/04                        250      245
--------------------------------------------------------------------------------
Williams Companies, Sr. Notes, 6.125%, 2/15/12                     240      236
--------------------------------------------------------------------------------
                                                                          1,897
--------------------------------------------------------------------------------
Total Corporate Bonds and Notes (Cost  $15,302)                          15,136
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS/
AGENCIES  2.5%
U.S. Treasury Obligations  2.5%
U.S. Treasury Inflation-Indexed Notes, 3.625%, 7/15/02             890      891
--------------------------------------------------------------------------------
Total U.S. Government Obligations/Agencies (Cost  $888)                     891
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-Backed
SECURITIES  22.5%
U.S. Government Agency Obligations  14.7%
Federal Home Loan Mortgage
          6.00%, 8/15/06-5/15/16                                 2,233    2,209
--------------------------------------------------------------------------------
          6.50%, 5/1/05-8/15/23                                    873      864
--------------------------------------------------------------------------------
          10.75%, 12/1/09                                           72       76
--------------------------------------------------------------------------------
     CMO, 5.75%, 6/15/10                                           769      765
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
          5.25%, 1/15/03                                           250      244
--------------------------------------------------------------------------------
          6.00%, 11/1/13                                           328      316
--------------------------------------------------------------------------------
          9.00%, 5/1/05                                             93       94
--------------------------------------------------------------------------------
     REMIC, 9.00%, 1/25/08                                         614      644
--------------------------------------------------------------------------------
                                                                          5,212
--------------------------------------------------------------------------------
U.S. Government Guaranteed Obligations  7.8%
Government National Mortgage Assn.
     I
          7.00%, 9/15/12 - 4/15/13                             $ 1,936 $  1,936
--------------------------------------------------------------------------------
          8.00%, 5/15/07                                           493      497
--------------------------------------------------------------------------------
          10.00%, 11/15/09 - 10/15/21                              245      258
--------------------------------------------------------------------------------
     II, 10.00%, 10/20/20                                           51       53
--------------------------------------------------------------------------------
     Midget, I
          9.00%, 4/15 - 12/15/01                                    10       10
--------------------------------------------------------------------------------
          10.00%, 1/15 - 4/15/01                                     4        4
--------------------------------------------------------------------------------
          10.50%, 1/15 - 2/15/01                                     1        1
--------------------------------------------------------------------------------
                                                                          2,759
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Securities (Cost  $7,997)           7,971
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES  17.9%
Advanta Equipment Receivables, 7.56%, 2/15/07                      320      320
--------------------------------------------------------------------------------
Banc One Auto Grantor Trust, 6.27%, 11/20/03                        27       26
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust, 6.54%, 4/25/04                            250      249
--------------------------------------------------------------------------------
California Infrastructure
          6.38%, 9/25/08                                           500      490
--------------------------------------------------------------------------------
          6.42%, 9/25/08                                           400      393
--------------------------------------------------------------------------------
Comed Transitional Funding Trust, 5.44%, 3/25/07                   530      508
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Sr. Notes, 6.66%, 1/8/05               400      401
--------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, 5.90%, 5/25/06             200      195
--------------------------------------------------------------------------------
Dealer Auto Receivables Trust, 7.07%, 5/17/04                      400      402
--------------------------------------------------------------------------------
Fingerhut Master Trust, 6.07%, 2/15/05                             277      276
--------------------------------------------------------------------------------
First USA Credit Card Master Trust, 6.50%, 1/18/06 +               450      440
--------------------------------------------------------------------------------
Harley Davidson Eaglemark, 5.94%, 2/15/04                           83       83
--------------------------------------------------------------------------------
Heller Equipment Asset Trust, 6.65%, 3/14/04                       450      448
--------------------------------------------------------------------------------
MBNA Master Credit Card Trust
          7.45%, 4/16/07 +                                         225      225
--------------------------------------------------------------------------------
          7.90%, 7/16/07 +                                         250      254
--------------------------------------------------------------------------------
MMCA Automobile Trust, 6.80%, 8/15/03                              450      450
--------------------------------------------------------------------------------
New Holland Equipment Receivables, (144a)
          6.80%, 12/15/07 +                                    $   450 $    451
--------------------------------------------------------------------------------
Peco Energy Transition Trust, 5.63%, 3/1/05                        270      265
--------------------------------------------------------------------------------
WFS Financial Owner Trust, 7.41%, 9/20/07                          450      457
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost  $6,378)                              6,333
--------------------------------------------------------------------------------

NON-U.S. GOVERNMENT MORTGAGE-backed
SECURITIES  4.8%
EQCC Home Equity Loan Trust, 6.159%, 4/15/08                       325      317
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, 6.15%, 11/15/07               394      386
--------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust, 6.41%, 8/15/07               511      501
--------------------------------------------------------------------------------
Saxon Asset Securities Trust, 6.73%, 2/25/27                       500      491
--------------------------------------------------------------------------------
Total Non-U.S. Government Mortgage-Backed Securities (Cost  $1,           1,695
--------------------------------------------------------------------------------

MUNICIPAL BONDS  0.2%
University of Miami, 6.90%, 4/1/04 (MBIA Insured)                   50       50
--------------------------------------------------------------------------------
Total Municipal Bonds (Cost  $50)                                            50
--------------------------------------------------------------------------------

Money Market Funds  7.9%
Reserve Investment Fund, 6.68% #                                 2,801    2,801
--------------------------------------------------------------------------------
Total Money Market Funds (Cost  $2,801)                                   2,801


Total Investments in Securities
--------------------------------------------------------------------------------
98.6% of Net Assets (Cost  $35,115)                                    $ 34,877

Other Assets Less Liabilities                                               504

NET ASSETS                                                             $ 35,381

Net Assets Consist of:
Accumulated net realized gain/loss - net of distributions              $ (2,819)
Net unrealized gain (loss)                                                 (238)
Paid-in-capital applicable to 7,897,473 shares
of $0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                       38,438
--------------------------------------------------------------------------------
NET ASSETS                                                             $ 35,381

NET ASSET VALUE PER SHARE                                              $   4.48

     +  Private Placement
     #  Seven-day yield
   CMO  Collateralized Mortgage Obligation
    GO  General Obligation
  MBIA  Municipal Bond Investors Assurance Corp.
   MTN  Medium Term Note
 REMIC  Real Estate Mortgage Investment Conduit
  144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 7.03% of net assets.

  The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Summit GNMA Fund
------------------------------                                 October 31, 2000
STATEMENT OF NET ASSETS
-----------------------                                     Par/Shares    Value
                                                                 In thousands
U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  98.9%
U.S. Government Guaranteed Obligations  91.8%
Government National Mortgage Assn.
    I
        5.00%, 8/16/28                                     $      700  $    631
--------------------------------------------------------------------------------
        6.00%, 4/15/28 - 5/15/29                                3,919     3,693
--------------------------------------------------------------------------------
        6.50%, 9/15/25 - 8/15/29                                9,196     8,886
--------------------------------------------------------------------------------
        7.00%, 4/15/24 - 1/15/30                               10,619    10,475
--------------------------------------------------------------------------------
        7.50%, 9/15/12 - 12/15/29                              11,510    11,583
--------------------------------------------------------------------------------
        8.00%, 4/15/17 - 6/15/30                                6,078     6,183
--------------------------------------------------------------------------------
        8.50%, 6/15/16 - 3/15/27                                1,218     1,254
--------------------------------------------------------------------------------
        9.00%, 8/15/08 - 8/15/21                                  552       576
--------------------------------------------------------------------------------
        9.50%, 6/15/09 - 7/15/20                                  176       184
--------------------------------------------------------------------------------
        10.00%, 12/15/17 - 3/15/26                                945       992
--------------------------------------------------------------------------------
        10.50%, 7/15/15 - 11/15/19                                384       412
--------------------------------------------------------------------------------
        11.00%, 12/15/09 - 12/15/15                                52        56
--------------------------------------------------------------------------------
        11.50%, 12/15/15                                           18        20
--------------------------------------------------------------------------------
    II
        6.50%, 11/20/28 - 11/20/30                              3,463     3,298
--------------------------------------------------------------------------------
        7.00%, 10/20/30                                         1,200     1,179
--------------------------------------------------------------------------------
        8.00%, 5/20 - 6/20/29                                     689       698
--------------------------------------------------------------------------------
        8.50%, 6/20/29                                            140       143
--------------------------------------------------------------------------------
        9.00%, 5/20/22 - 3/20/25                                  130       133
--------------------------------------------------------------------------------
        9.50%, 2/20/17 - 12/20/20                                  98       102
--------------------------------------------------------------------------------
        10.00%, 1/20/14 - 3/20/21                                  93        97
--------------------------------------------------------------------------------
        11.00%, 9/20/17                                            11        12
--------------------------------------------------------------------------------
    Construction Loan, I
        6.75%, 11/15/01                                           532       496
--------------------------------------------------------------------------------
            Outstanding commitment, expires 1/1/39 *                4         3
--------------------------------------------------------------------------------

    GPM, I
        9.25%, 7/15/17                                              6         6
--------------------------------------------------------------------------------
        9.50%, 7/15/09                                             29        30
--------------------------------------------------------------------------------
    Principal Only, I, 3/16/28                                    393       276
--------------------------------------------------------------------------------
    Project Loan, I, 7.37%, 8/15/33                               395       392
--------------------------------------------------------------------------------
    REMIC
        6.50%, 9/20/28                                            500       475
--------------------------------------------------------------------------------
        7.00%, 5/16/24                                          3,000     2,981
--------------------------------------------------------------------------------
    TBA, I
        7.00%, 1/15/30                                     $    1,500  $  1,479
--------------------------------------------------------------------------------
        7.50%, 1/15/30                                          1,000     1,004
--------------------------------------------------------------------------------
                                                                         57,749
--------------------------------------------------------------------------------
U.S. Government Agency Obligations  7.1%
Federal Home Loan Mortgage
    TBA, 7.00%, 1/1/30                                          1,275     1,250
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
        6.50%, 7/1/29 - 2/1/30                                  1,467     1,410
--------------------------------------------------------------------------------
        7.50%, 9/1/30                                           1,490     1,487
--------------------------------------------------------------------------------
    CMO, Interest Only, 8.50%, 4/1/22 **                          229        60
--------------------------------------------------------------------------------
    REMIC, 5.00%, 8/25/22                                          14        14
--------------------------------------------------------------------------------
    Principal Only, 10/25/21                                      271       259
--------------------------------------------------------------------------------
                                                                          4,480
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Securities (Cost  $62,             62,229
--------------------------------------------------------------------------------

NON-GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.1%
JP Morgan Commercial Mortgage Finance
        7.41%, 8/15/32                                            700       707
--------------------------------------------------------------------------------
Total Non-Government Mortgage-Backed Securities (Cost  $703)                707
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES  0.6%
Securitized Asset Sales, 7.41%, 9/25/24                           375       369
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost  $369)                                  369
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS  0.1%
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 6.05%, 1/11/01                                50        49
--------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost  $49)                                49
--------------------------------------------------------------------------------

MONEY MARKET FUNDS  4.7%
Reserve Investment Fund, 6.68% #                                2,964     2,964
--------------------------------------------------------------------------------
Total Money Market Funds (Cost  $2,964)                                   2,964

Total Investments in Securities
--------------------------------------------------------------------------------
105.4% of Net Assets (Cost  $66,878)                                   $ 66,318

Futures Contracts
In thousands
                                                 Contract  Unrealized
                                      Expiration   Value   Gain (Loss)
                                      __________ ________  ___________
Long, 15 5-year U.S.Treasury Note,
 $15,000 Par of U.S.Treasury Bills
 pledged as initial margin              12/00    $  1,510  $    (16)
Net payments (receipts) of variation
margin to date                                                   15
--------------------------------------------------------------------------------
Variation margin receivable
(payable) on open futures contracts                                          (1)

Other Assets Less Liabilities                                            (3,432)

Including $6,275,000 payable for investment securities purchased

NET ASSETS                                                             $ 62,885

Net Assets Consist of:
Accumulated net investment income - net of distributions               $   (333)
Accumulated net realized gain/loss - net of distributions                (1,379)
Net unrealized gain (loss)                                                 (576)
Paid-in-capital applicable to 6,683,449 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized                                                   65,173

NET ASSETS                                                             $ 62,885

NET ASSET VALUE PER SHARE                                              $   9.41

    *  A liability to fund the outstanding commitment has been recognized.
   ** For Interest Only securities, par amount represents notional principal on which the fund receives interest
    #  Seven-day yield
  CMO  Collateralized Mortgage Obligation
  GPM  Graduated Payment Mortgage
REMIC  Real Estate Mortgage Investment Conduit
  TBA  To be announced security was purchased
       on a forward commitment basis

  The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Summit Income Funds
---------------------------------
STATEMENT OF OPERATIONS
----------------------                   Cash Reserves    Limited-Term     GNMA
                                         Fund             Bond Fund        Fund
In thousands
                                               Year          Year          Year
                                              Ended         Ended         Ended
                                           10/31/00      10/31/00      10/31/00
Investment Income (Loss)
Interest income                           $ 162,748     $   2,969     $   4,339
Expenses
Investment management and administrative     11,611           244           356
--------------------------------------------------------------------------------
Net investment income (loss)                151,137         2,725         3,983
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities          (56)       (1,358)         (996)
--------------------------------------------------------------------------------
Change in net unrealized gain or loss
  Securities                                      -         1,208         1,075
  Futures                                         -             -           (16)
--------------------------------------------------------------------------------
Change in net unrealized gain or loss             -         1,208         1,059
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)         (56)         (150)           63
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                    $ 151,081     $   2,575     $   4,046

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Summit Cash Reserves Fund
---------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------                                 In thousands
                                                           Year
                                                          Ended
                                                       10/31/00        10/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                      $   151,137     $   103,946
  Net realized gain (loss)                                  (56)             (4)
--------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations     151,081         103,942
--------------------------------------------------------------------------------
Distributions to shareholders
  Net investment income                                (151,137)       (103,946)
--------------------------------------------------------------------------------
Capital share transactions *
  Shares sold                                         3,992,677       3,301,638
  Distributions reinvested                              144,782          99,573
  Shares redeemed                                    (4,033,595)     (2,845,153)
--------------------------------------------------------------------------------
  Increase (decrease) in net assets from capital
  share transactions                                    103,864         556,058
--------------------------------------------------------------------------------
Net Assets
Increase (decrease) during period                       103,808         556,054
Beginning of period                                   2,440,601       1,884,547
--------------------------------------------------------------------------------
End of period                                       $ 2,544,409     $ 2,440,601

*Share information
  Shares sold                                         3,992,677       3,301,638
  Distributions reinvested                              144,782          99,573
  Shares redeemed                                    (4,033,595)     (2,845,153)
--------------------------------------------------------------------------------
  Increase (decrease) in shares outstanding             103,864         556,058

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Summit Limited-Term Bond Fund
-------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------                                 In thousands
                                                          Year
                                                         Ended
                                                      10/31/00         10/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                       $   2,725     $      2,921
  Net realized gain (loss)                              (1,358)            (144)
  Change in net unrealized gain or loss                  1,208           (2,174)
--------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations      2,575              603
--------------------------------------------------------------------------------
Distributions to shareholders
  Net investment income                                 (2,488)          (2,921)
  Tax return of capital                                   (237)               -
--------------------------------------------------------------------------------
  Decrease in net assets from distributions             (2,725)          (2,921)
--------------------------------------------------------------------------------
Capital share transactions *
  Shares sold                                           10,964           28,634
  Distributions reinvested                               2,007            2,063
  Shares redeemed                                      (30,432)         (16,291)
--------------------------------------------------------------------------------
  Increase (decrease) in net assets from capital
  share transactions                                   (17,461)          14,406
--------------------------------------------------------------------------------
Net Assets
Increase (decrease) during period                      (17,611)          12,088
Beginning of period                                     52,992           40,904
--------------------------------------------------------------------------------
End of period                                        $  35,381     $     52,992

*Share information
  Shares sold                                            2,476            6,229
  Distributions reinvested                                 452              453
  Shares redeemed                                       (6,870)          (3,572)
--------------------------------------------------------------------------------
  Increase (decrease) in shares outstanding             (3,942)           3,110

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Summit GNMA Fund
------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------                                 In thousands
                                                        Year
                                                       Ended
                                                    10/31/00        10/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                     $   3,983     $     3,658
  Net realized gain (loss)                              (996)            (56)
  Change in net unrealized gain or loss                1,059          (2,837)
-------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations    4,046             765
-------------------------------------------------------------------------------
Distributions to shareholders
  Net investment income                               (3,983)         (3,658)
-------------------------------------------------------------------------------
Capital share transactions *
  Shares sold                                         20,931          35,537
  Distributions reinvested                             2,748           2,630
  Shares redeemed                                    (24,700)        (18,002)
-------------------------------------------------------------------------------
  Increase (decrease) in net assets from capital
  share transactions                                  (1,021)         20,165
-------------------------------------------------------------------------------
Net Assets
Increase (decrease) during period                       (958)         17,272
Beginning of period                                   63,843          46,571
-------------------------------------------------------------------------------
End of period                                      $  62,885     $    63,843
===============================================================================

*Share information
  Shares sold                                          2,254           3,684
  Distributions reinvested                               296             274
  Shares redeemed                                     (2,669)         (1,874)
-------------------------------------------------------------------------------
  Increase (decrease) in shares outstanding             (119)          2,084

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Summit Income Funds
---------------------------------                              October 31, 2000
NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price Summit Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Summit Cash Reserves Fund (the Cash Reserves Fund), the Summit Limited-Term Bond Fund (the Limited-Term Bond Fund), and the Summit GNMA Fund (the GNMA Fund), are three portfolios established by the corporation and commenced operations on October 29, 1993. The Cash Reserves Fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. The Limited-Term Bond Fund seeks a high level of income consistent with moderate fluctuations in principal value. The GNMA Fund seeks a high level of income and maximum credit protection by investing at least 65% of total assets in GNMA securities backed by the full faith and credit of the U.S. government.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Cash Reserves Fund, investments in securities with original maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the Limited-Term Bond and GNMA Funds with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields. Securities held by the Cash Reserves Fund are valued at amortized cost.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------

     Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

     At October 31, 2000, the GNMAFund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Purchases  and  sales  of  portfolio  securities,   other  than  short-term
securities, for the year ended October 31, 2000, were as follows:


                                              Limited-Term
                                               Bond Fund      GNMA Fund
                                               ---------      ---------
U.S. government securities
       Purchases                             $ 14,579,000  $  42,551,000
       Sales                                   23,870,000     43,891,000

Other securities
       Purchases                             $ 14,226,000  $   1,072,000
       Sales                                   21,121,000         10,000


NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of October 31, 2000, the Cash Reserves Fund has $60,000 of capital loss carryforwards, of which $4,000 expires in 2007, and $56,000 expires in 2008. As of October 31, 2000, the Limited-Term Bond Fund has $2,819,000 of capital loss carryforwards, of which $808,000 expires in 2002, and $354,000 expires in 2003, and $1,657,000 thereafter through 2008. As of October 31, 2000, the GNMA Fund has $1,395,000 of capital loss carryforwards, of which $131,000 expires in 2003, $142,000 expires in 2004, and $1,122,000 thereafter through 2008. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     In order for the funds' capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended October 31, 2000. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

                                              Limited-Term
                                               Bond Fund      GNMA Fund
                                               ---------      ---------
Undistributed net investment income           $ (44,000)     $  (89,000)
Undistributed net realized gain                  44,000         121,000
Paid-in-capital                                       -         (32,000)


     At October 31, 2000, the costs of investments for the Cash Reserves, Limited-Term Bond and GNMA Funds for federal income tax purposes were substantially the same as for financial reporting and totaled $2,589,014,000, $35,115,000, and $66,878,000, respectively. For the Cash Reserves Fund, amortized cost is equivalent to value; and for the Limited-Term Bond and GNMA Funds, net unrealized gain (loss) on investments was as follows:


                                              Limited-Term
                                               Bond Fund       GNMA Fund
                                               ---------       ---------
Appreciated investments                       $  141,000     $   449,000
Depreciated investments                         (379,000)     (1,009,000)
Net unrealized gain (loss)                    $ (238,000)    $  (560,000)


NOTE 4 - RELATED PARTY TRANSACTIONS
-----------------------------------

     Each fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates). The investment management and administrative agreement between each fund and the manager provides for an all-inclusive annual fee, of which $781,000 and $16,000 were payable at October 31, 2000 by the Cash Reserves and GNMA Funds, respectively. The fee, computed daily and paid monthly, is equal to 0.45% of average daily net assets for the Cash Reserves Fund, 0.55% of average daily net assets for the Limited-Term Bond Fund, and 0.60% of average daily net assets for the GNMA Fund. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to each fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by each fund.

     Additionally, the Cash Reserves Fund is one of several T. Rowe Price-sponsored mutual funds (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, Price Associates, and, in the case of

     T. Rowe Price Spectrum International, T. Rowe Price International. At October 31, 2000, no Spectrum Fund held outstanding shares of the Cash Reserves Fund. For the year then ended, the Cash Reserves Fund was allocated $7,000 of Spectrum expenses. The fund may invest in the Reserve Investment Fund and
Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates or T. Rowe Price International, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the Limited-Term Bond and the GNMAFunds for the year ended October 31, 2000, totaled $54,000 and $82,000, respectively, and are reflected as interest income in the accompanying Statement of Operations.

NOTE 5 - SUBSEQUENT EVENT
-------------------------

     On November 1, 2000, the T. Rowe Price Short-Term Bond Fund (the Short-Term Bond Fund) acquired substantially all the assets of the Limited-Term Bond Fund, pursuant to the Agreement and Plan of Reorganization dated September 1, 2000, and approved by Limited-Term Bond Fund shareholders on October 25, 2000. The acquisition was accomplished by a tax-free exchange of 7,708,209 shares of the Short-Term Bond Fund, having a value of $35,381,000, for the 7,897,473 shares of the Limited-Term Bond Fund outstanding at the merger date. The Limited-Term Bond Fund's net assets at that date, which included $238,000 of unrealized depreciation, were combined with those of the Short-Term Bond Fund. In a related merger on the same date, the Short-Term Bond Fund also acquired the assets of the T. Rowe Price Short-Term U.S. Government Fund, having a value of $121,220,000. Immediately after the mergers, the net assets of the Short-Term Bond Fund totaled $460,097,000.

================================================================================
T. Rowe Price Summit Income Funds
---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

To the Board of Directors of T. Rowe Price Summit Funds, Inc. and
Shareholders of Summit Cash Reserves Fund, Summit Limited-Term
Bond Fund and Summit GNMA Fund

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Summit Cash Reserves Fund, Summit Limited-Term Bond Fund and Summit GNMA Fund
(comprising T. Rowe Price Summit Funds, Inc., hereafter referred to as the "Funds") at October 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Baltimore, Maryland
November 17, 2000

================================================================================

T. Rowe Price Summit Limited-Term Bond Fund
-------------------------------------------
ANNUAL MEETING RESULTS

     The T. Rowe Price Summit Limited-Term Bond Fund held a special meeting on October 25, 2000, to approve an agreement and plan of reorganization for the fund. The plan provided for the transfer of fund assets to the T. Rowe Price Short-Term Bond Fund in exchange for shares of the Short-Term Bond Fund, and distribution of Short-Term Bond Fund shares to the shareholders of the Summit Limited-Term Bond Fund in a liquidation of the Summit fund.

The results of voting were as follows (by number of shares):

      Affirmative:   5,009,235.123
      Against:         333,150.754
      Abstain:          19,938.799
      Total:         5,362,324.676

================================================================================
T. Rowe Price Shareholder Services
----------------------------------
     INVESTMENT SERVICES AND INFORMATION
     -----------------------------------
          KNOWLEDGEABLE  SERVICE  REPRESENTATIVES
          -------------  -------  ---------------
               BY PHONE 1-800-225-5132 Available Monday through Friday from
               8 a.m. to 10 p.m. ET and weekends from 8:30a.m. to 5 p.m. ET.

               IN PERSON  Available in T. Rowe Price Investor Centers.

          ACCOUNT SERVICES
          ----------------
               CHECKING Available on most fixed-income funds ($500 minimum).

               AUTOMATIC INVESTING From your bank account or paycheck.

               AUTOMATIC WITHDRAWAL Scheduled, automatic redemptions.

               DISTRIBUTION OPTIONS Reinvest all, some, or none of your distributions.

               AUTOMATED 24-HOUR SERVICES Including Tele*Access[Reg Mark] and the T. Rowe Price Web site on the Internet.
               Address: www.troweprice.com.

          BROKERAGE SERVICES*
          -------------------
               INDIVIDUAL INVESTMENTS Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

          INVESTMENT INFORMATION
          ----------------------
               COMBINED STATEMENT Overview of all your accounts with
               T. Rowe Price.

               SHAREHOLDER REPORTS Fund managers' reviews of their strategies and results.

               T. ROWE PRICE REPORT Quarterly investment newsletter discussing markets and financial strategies.

               PERFORMANCE UPDATE Quarterly review of all T. Rowe Price fund results.

               INSIGHTS Educational reports on investment strategies and financial markets.

               INVESTMENT GUIDES Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

               * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

               ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

================================================================================
T. Rowe Price Mutual Funds
--------------------------
STOCK FUNDS
-----------
DOMESTIC
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media &  Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*

Real Estate
Science & Technology
Small-Cap Stock
Small-Cap  Value
Spectrum  Growth
Tax-Efficient  Growth
Total Equity Market Index
Value

INTERNATIONAL/GLOBAL
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global  Stock
Global   Technology
International Discovery*
International Growth & Income
International Stock Japan
Latin  America
New Asia
Spectrum International

BOND FUNDS
----------
DOMESTIC  TAXABLE
Corporate  Income
GNMA
High Yield
New Income
Short-Term  Bond
Spectrum  Income
Summit GNMA
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
California  Tax-Free Bond
Florida  Intermediate  Tax-Free
Georgia Tax-Free Bond
Maryland  Short-Term  Tax-Free Bond
Maryland  Tax-Free Bond
New Jersey  Tax-Free Bond
New  York  Tax-Free  Bond
Summit   Municipal   Income
Summit   Municipal Intermediate
Tax-Free High Yield
Tax-Free  Income
Tax-Free  Intermediate  Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

INTERNATIONAL/GLOBAL
Emerging Markets Bond
International Bond

MONEY MARKET FUNDS+
-------------------

TAXABLE
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
California  Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt  Money

BLENDED  ASSET  FUNDS
-------  -----  -----
Balanced
Personal  Strategy  Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD  VARIABLE  ANNUITY
---------------------  --------  -------
Equity Income  Portfolio
International  Stock Portfolio
Limited-Term  Bond  Portfolio
Mid-Cap  Growth  Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*Closed to new investors.
+Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
including fees and expenses. Read it carefully before investing.

     The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by SECURITY BENEFIT LIFE INSURANCE COMPANY. In New York, it [#FSB201(11-96)] is issued by FIRST SECURITY BENEFIT LIFE INSURANCE COMPANY OF NEW YORK, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

================================================================================

T. Rowe Price Advisory Services and Retirement Resources
--------------------------------------------------------
ADVISORY SERVICES, RETIREMENT RESOURCES
--------------------------------------------------------------------------------
          T.  Rowe  Price  is your  full-service  retirement
          specialist.  We  have  developed  unique  advisory
          services that can help you meet the most difficult
          retirement   challenges.   Our   broad   array  of
          retirement plans is suitable for individuals,  the
          self-employed, small businesses, corporations, and
          nonprofit    organizations.    We   also   provide
          recordkeeping,   communications,   and  investment
          management    services,    and   our   educational
          materials, self-help planning guides, and software tools are recognized as among the industry's best.
          For information or to request literature, call us at 1-800-638-5660, or visit our Web site at WWW.TROWEPRICE.COM.

--------------------------------------------------------------------------------
ADVISORY SERVICES

          T. ROWE PRICE RETIREMENT INCOME MANAGER SM helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

          T. ROWE PRICE ROLLOVER INVESTMENT SERVICE offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

RETIREMENT RESOURCES AT T. ROWE PRICE
--------------------------------------------------------------------------------
  Traditional, Roth, and Rollover IRAs
  SEP-IRA and SIMPLE IRA
  Profit Sharing
  Money Purchase Pension
  "Paired" Plans (Money Purchase
  Pension and Profit Sharing Plans)
  401(k) and 403(b)
  457 Deferred Compensation

PLANNING AND INFORMATIONAL GUIDES

  Minimum Required Distributions Guide
  Retirement Planning Kit
  Retirees Financial Guide
  Tax Considerations for Investors

INSIGHTS REPORTS

  The Challenge of Preparing for Retirement
  Financial Planning After Retirement
  The Roth IRA: A Review

SOFTWARE PACKAGES

  T. Rowe Price Retirement Planning
    Analyzer [TM] CD-ROM or diskette $19.95.
    To order, please call 1-800-541-5760.
    Also available on the Internet for $9.95.

  T. Rowe Price Variable Annuity Analyzer [TM]
    CD-ROM or diskette, free. To
    order, please call 1-800-469-5304.

T. ROWE PRICE IMMEDIATE VARIABLE ANNUITY (INCOME ACCOUNT)

INVESTMENT KITS

          We will be happy to send you one of our easy-to-follow investment kits when you are ready to invest in any T. Rowe Price retirement vehicle, including IRAs, qualified plans, small-business plans, or our no-load variable annuities.

================================================================================
T. Rowe Price Insights Reports
------------------------------
THE FUNDAMENTALS OF INVESTING
--------------------------------------------------------------------------------
                     Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the
     T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660.

INSIGHTS REPORTS
--------------------------------------------------------------------------------
GENERAL INFORMATION
  The ABCs of Giving
  Back to Basics: The ABCs of Investing
  The Challenge of Preparing for Retirement
  Financial Planning After Retirement
  Getting Started: Investing With Mutual Funds
  The Roth IRA: A Review
  Tax Information for Mutual Fund Investors

INVESTMENT STRATEGIES
  Conservative Stock Investing
  Dollar Cost Averaging
  Equity Index Investing
  Growth Stock Investing
  Investing for Higher Yield
  Managing Risk Through Diversification
  The Power of Compounding
  Value Investing

TYPES OF SECURITIES
  The Basics of International  Stock
  Investing The Basics of Tax-Free
  Investing The Fundamentals of Fixed-Income
  Investing Global Bond Investing
  Investing in Common  Stocks
  Investing in Emerging  Growth  Stocks
  Investing in Financial  Services  Stocks
  Investing in Health Care  Stocks
  Investing in High-Yield Municipal   Bonds
  Investing in Money  Market   Securities
  Investing in Mortgage-Backed  Securities
  Investing in Natural Resource Stocks
  Investing in Science and Technology Stocks
  Investing in Small-Company  Stocks
  Understanding Derivatives
  Understanding High-Yield "Junk" Bonds

BROKERAGE INSIGHTS
  Combining Individual Securities With Mutual Funds
  Getting Started: An Introduction to Individual Securities
  What You Should Know About Bonds
  What You Should Know About Margin and Short-Selling
  What You Should Know About Options
  What You Should Know About Stocks

T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

INSIGHTS REPORTS

================================================================================

T. Rowe Price Brokerage
-----------------------
     BROKERAGE SERVICES
     ------------------

          T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

          T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.*

               INTERNET AND AUTOMATED SERVICES You can enter trades, access quotes, and review account information 24 hours a day, seven days a week, by telephone or computer. We offer a flat-rate commission of $19.95 on stock trades placed through our Internet-Trader service.**

               RESEARCH SERVICES To help you make informed investment decisions, we offer access to several sources of data. You can research your investments using our Online Research & News Service, provided by Thomson Investors Network, which includes company profiles, intraday and 12-month interactive charting, and analysts' ratings and earnings estimates. Using our Research On Call service, you can request reports from Standard & Poor's, Vicker's, Lipper, and other well-known research providers to be delivered by fax or by mail.

               DIVIDEND REINVESTMENT SERVICE This service helps keep more of your money working for you. Cash dividends (of $10 or greater) from your eligible securities will be invested automatically in additional shares of the same company, free of charge. Most stocks listed on national securities exchanges or Nasdaq are eligible for this service.

               *        Based  on a July  2000  survey  for
                        representative-assisted       stock
                        trades.  Services vary by firm, and
                        commissions  may vary  depending on
                        size of order.

               **       $19.95  per  trade  for up to 1,000
                        shares plus an additional  $.02 for
                        each share over 1,000 shares. Visit
                        our  Web   site   for  a   complete
                        commission  schedule  or  call  for
                        rates  on   representative-assisted
                        and other non-Internet trades.
================================================================================

FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE
WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

FOR THE HEARING IMPAIRED, CALL:
1-800-367-0763

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

WALK-IN INVESTOR CENTERS:
For directions, call 1-800-225-5132
or visit our Web site.

BALTIMORE AREA
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial  Center
4515  Painters  Mill Road

BOSTON  AREA
386  Washington  Street
Wellesley

COLORADO SPRINGS
2260 Briargate Parkway

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

SAN FRANCISCO AREA
1990 North California Boulevard
Suite 100
Walnut Creek

TAMPA
4200 West Cypress Street
10th Floor

WASHINGTON, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.        C10-050  10/31/00